SHARE CAPITAL	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
SHARE CAPITAL
NOTE 7 - SHARE CAPITAL

On July 3, 2018, the Company incorporated with a seed capital of $31 (CAD$40) for 200,000 common stock.

On December 28, 2018, the Company closed a private placement and issued 1,643,000 common stock for gross proceeds of $37,943 (CAD$49,290).

As of December 31, 2018, the Company had 1,843,000 shares of common stock issued and outstanding.

On July 3, 2018, the Company incorporated with a seed capital of $31 (CAD$40) for 200,000 common stock.

On December 28, 2018, the Company closed a private placement and issued 1,643,000 common stock for gross proceeds of $37,943 (CAD$49,290). On August 8, 2019, 330,000 of these common stocks were cancelled due to the withdrawal of subscription, resulting in a reduction of $7,621 (CAD$9,900) in share equity.

On February 28, 2019, the Company closed a private placement and issued 707,830 common stock for gross proceeds of $16,108 (CAD$21,235).

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary (See Note 4).

As of September 30, 2020, the Company had 10,220,830 shares of common stock issued and outstanding.

On July 3, 2018, the Company incorporated with a seed capital of $31 (CAD$40) for 200,000 common stock.

On December 28, 2018, the Company closed a private placement and issued 1,643,000 common stock for gross proceeds of $37,943 (CAD$49,290). On August 8, 2019, 330,000 of these common stocks were cancelled due to the withdrawal of subscription, resulting in a reduction of $7,621 (CAD$9,900) in share equity.

On February 28, 2019, the Company closed a private placement and issued 707,830 common stock for gross proceeds of $16,108 (CAD$21,235).

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary (See Note 4).

As of December 31, 2019, the Company had 10,220,830 shares of common stock issued and outstanding.